Quarterly Holdings Report
for

Fidelity® Real Estate Equity Central Fund

June 30, 2019

REE-QTLY-0819
1.9862252.104

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 97.0%
REITs - Apartments - 16.0%
AvalonBay Communities, Inc.	70,350	$14,293,713
Equity Residential (SBI)	111,000	8,427,120
Essex Property Trust, Inc.	33,600	9,808,848
Invitation Homes, Inc.	170,000	4,544,100
UDR, Inc.	219,600	9,857,844
		46,931,625
REITs - Diversified - 16.8%
Clipper Realty, Inc.	64,200	717,756
Corrections Corp. of America	64,700	1,343,172
Crown Castle International Corp.	22,800	2,971,980
Digital Realty Trust, Inc.	45,000	5,300,550
Duke Realty Corp.	221,700	7,007,937
Equinix, Inc.	42,800	21,583,612
Outfront Media, Inc.	140,600	3,626,074
VICI Properties, Inc. (a)	308,800	6,805,952
		49,357,033
REITs - Health Care - 11.6%
CareTrust (REIT), Inc.	146,100	3,474,258
Healthcare Realty Trust, Inc.	259,500	8,127,540
Ventas, Inc.	199,600	13,642,660
Welltower, Inc.	109,850	8,956,071
		34,200,529
REITs - Hotels - 2.9%
Braemar Hotels & Resorts, Inc.	51,700	511,830
RLJ Lodging Trust	275,700	4,890,918
Sunstone Hotel Investors, Inc.	230,300	3,157,413
		8,560,161
REITs - Management/Investment - 4.3%
National Retail Properties, Inc.	158,700	8,412,687
Weyerhaeuser Co.	160,400	4,224,936
		12,637,623
REITs - Manufactured Homes - 2.7%
Equity Lifestyle Properties, Inc.	65,676	7,969,126
REITs - Office Property - 12.9%
Alexandria Real Estate Equities, Inc.	83,800	11,823,342
Boston Properties, Inc.	87,200	11,248,800
Douglas Emmett, Inc.	118,000	4,701,120
Highwoods Properties, Inc. (SBI)	92,200	3,807,860
Mack-Cali Realty Corp.	51,366	1,196,314
VEREIT, Inc.	566,000	5,099,660
		37,877,096
REITs - Regional Malls - 4.7%
Simon Property Group, Inc.	54,950	8,778,812
Taubman Centers, Inc.	126,300	5,156,829
		13,935,641
REITs - Shopping Centers - 4.1%
Acadia Realty Trust (SBI)	129,838	3,553,666
Cedar Realty Trust, Inc.	250,847	664,745
DDR Corp.	321,350	4,254,674
Urban Edge Properties	198,550	3,440,872
		11,913,957
REITs - Single Tenant - 4.2%
Agree Realty Corp.	44,200	2,831,010
Four Corners Property Trust, Inc.	185,200	5,061,516
Spirit Realty Capital, Inc. (a)	105,760	4,511,722
		12,404,248
REITs - Storage - 6.2%
CubeSmart	287,900	9,627,376
Extra Space Storage, Inc.	55,300	5,867,330
Public Storage	11,500	2,738,955
		18,233,661
REITs - Warehouse/Industrial - 10.6%
Americold Realty Trust	113,100	3,666,702
Prologis, Inc.	285,381	22,859,016
Terreno Realty Corp.	97,463	4,779,586
		31,305,304

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		285,326,004

Hotels, Restaurants & Leisure - 1.4%
Hotels, Resorts & Cruise Lines - 1.4%
Hilton Grand Vacations, Inc. (b)	20,400	649,128
Marriott International, Inc. Class A	24,700	3,465,163
		4,114,291
TOTAL COMMON STOCKS
(Cost $270,684,026)		289,440,295

Money Market Funds - 4.9%
Fidelity Cash Central Fund 2.42% (c)	3,560,762	3,561,474
Fidelity Securities Lending Cash Central Fund 2.42% (c)(d)	10,836,394	10,837,478
TOTAL MONEY MARKET FUNDS
(Cost $14,398,848)		14,398,952
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $285,082,874)		303,839,247
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(9,714,313)
NET ASSETS - 100%		$294,124,934

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,022
Fidelity Securities Lending Cash Central Fund	1,025
Total	$54,047

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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